SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Interest rate on investments held as restricted deposits	0.70%
Severance expense	$ 251	$ 553	$ 674
Warrant liabilities	35	35
Provision for estimated losses	0	27
Outstanding forward contracts, fair value	$ 8	$ 23